Inventories (Tables)	12 Months Ended
Jan. 31, 2025
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Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2025	January 31, 2024
Materials and work in progress	$702.2	$834.9
Finished products	693.4	929.7
Parts, accessories and apparel	334.6	391.0
Total inventories	$1,730.2	$2,155.6